Financial assets and liabilities - Maturity analysis (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Borrowings	€ 8,402	€ 9,707
Not later than one year
Financial assets and liabilities
Borrowings	2	8
Between one and two years
Financial assets and liabilities
Borrowings	1	8
Between two and five years
Financial assets and liabilities
Borrowings	962	3,332
Later than five years
Financial assets and liabilities
Borrowings	€ 7,437	€ 6,359